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Schedule of Investments
(unaudited)
Putnam Sustainable Leaders Fund 2
Notes to Schedule of Investments 7

Putnam Sustainable Leaders Fund
Schedule of Investments (unaudited), March 31, 2026
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.0%
Aerospace & Defense 0.5%
Carpenter Technology Corp. ........................... United States 82,400 $ 32,477,960
Automobiles 1.7%
a
Tesla, Inc. ......................................... United States 272,980 101,480,315
Banks 3.9%
Bank of America Corp. ............................... United States 1,958,226 95,463,517
JPMorgan Chase & Co. ............................... United States 475,020 139,731,883
235,195,400
Beverages 1.6%
Keurig Dr. Pepper, Inc. ............................... United States 3,527,932 92,890,449
Biotechnology 1.8%
AbbVie, Inc. ....................................... United States 487,300 105,982,877
Broadline Retail 5.2%
a
Amazon.com, Inc. ................................... United States 1,483,540 308,976,876
Building Products 2.7%
Allegion plc ........................................ United States 643,400 93,479,586
Trane Technologies plc ............................... United States 154,280 64,294,647
157,774,233
Capital Markets 1.8%
KKR & Co., Inc. ..................................... United States 761,700 70,457,250
TPG, Inc. , A ....................................... United States 949,631 38,469,552
108,926,802
Chemicals 1.6%
Linde plc .......................................... United States 195,000 96,673,200
Commercial Services & Supplies 0.5%
Republic Services, Inc. , A ............................. United States 124,700 27,311,794
Construction Materials 0.9%
CRH plc .......................................... United States 513,700 54,000,144
Consumer Finance 1.2%
Capital One Financial Corp. ........................... United States 401,400 73,227,402
Consumer Staples Distribution & Retail 2.6%
Costco Wholesale Corp. .............................. United States 71,920 71,663,246
Walmart, Inc. ...................................... United States 689,800 85,728,344
157,391,590
Electric Utilities 3.1%
Constellation Energy Corp. ............................ United States 290,220 81,043,935
NextEra Energy, Inc. ................................. United States 1,121,200 104,137,056
185,180,991
Energy Equipment & Services 1.3%
Baker Hughes Co. , A ................................. United States 1,250,700 76,355,235
Entertainment 2.9%
a
Liberty Media Corp.-Liberty Formula One Corp. , C ........... United States 506,300 43,045,626
a
Netflix, Inc. ........................................ United States 861,930 82,874,569
Walt Disney Co. (The) ................................ United States 496,500 47,852,670
173,772,865

Putnam Sustainable Leaders Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services 3.8%
Mastercard, Inc. , A .................................. United States 219,960 $ 109,905,214
Visa, Inc. , A ........................................ United States 389,400 117,692,256
227,597,470
Food Products 1.0%
Danone SA ........................................ France 719,245 57,472,807
Health Care Equipment & Supplies 1.6%
Becton Dickinson & Co. ............................... United States 304,000 47,797,920
a
Boston Scientific Corp. ............................... United States 793,900 49,817,225
97,615,145
Hotels, Restaurants & Leisure 0.7%
Hilton Worldwide Holdings, Inc. ......................... United States 130,576 39,705,550
Household Durables 1.1%
DR Horton, Inc. ..................................... United States 464,500 63,738,690
Industrial Conglomerates 0.8%
Honeywell International, Inc. ........................... United States 197,500 44,640,925
Industrial REITs 0.9%
Prologis, Inc. ....................................... United States 427,900 56,559,822
Insurance 0.8%
Aon plc , A ......................................... United States 150,060 48,436,367
Interactive Media & Services 8.9%
Alphabet, Inc. , A .................................... United States 1,264,000 363,475,840
Meta Platforms, Inc. , A ............................... United States 291,000 166,489,830
529,965,670
Life Sciences Tools & Services 2.0%
a
Mettler-Toledo International, Inc. ........................ United States 29,630 37,369,356
Thermo Fisher Scientific, Inc. .......................... United States 164,120 80,669,904
118,039,260
Machinery 2.6%
Fortive Corp. ....................................... United States 1,201,200 66,402,336
Ingersoll Rand, Inc. .................................. United States 1,146,100 91,825,532
158,227,868
Office REITs 0.6%
BXP, Inc. .......................................... United States 639,200 33,174,480
Oil, Gas & Consumable Fuels 1.6%
Occidental Petroleum Corp. ........................... United States 768,000 49,920,000
Valero Energy Corp. ................................. United States 188,100 46,475,748
96,395,748
Personal Care Products 1.3%
Unilever plc ........................................ United Kingdom 1,354,801 76,491,537
Pharmaceuticals 3.4%
AstraZeneca plc .................................... United Kingdom 303,069 59,262,111
Eli Lilly & Co. ...................................... United States 154,900 142,472,373
201,734,484
Semiconductors & Semiconductor Equipment 16.2%
a
Advanced Micro Devices, Inc. .......................... United States 308,300 62,717,469

Putnam Sustainable Leaders Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
Analog Devices, Inc. ................................. United States 99,600 $ 31,686,744
ASML Holding NV , ADR .............................. Netherlands 45,520 60,124,182
Broadcom, Inc. ..................................... United States 739,580 228,907,406
Lam Research Corp. ................................. United States 384,900 82,237,734
NVIDIA Corp. ...................................... United States 2,873,800 501,190,720
966,864,255
Software 6.9%
a
Cadence Design Systems, Inc. ......................... United States 171,920 47,771,410
Microsoft Corp. ..................................... United States 779,100 288,399,447
Roper Technologies, Inc. .............................. United States 214,060 75,747,272
411,918,129
Specialty Retail 1.4%
Home Depot, Inc. (The) ............................... United States 247,600 81,433,164
Technology Hardware, Storage & Peripherals 8.4%
Apple, Inc. ........................................ United States 1,984,928 503,754,877
Textiles, Apparel & Luxury Goods 0.7%
a
On Holding AG , A ................................... Switzerland 1,263,500 42,984,270
Trading Companies & Distributors 1.0%
United Rentals, Inc. .................................. United States 81,560 59,421,354
Total Common Stocks (Cost $ 3,744,809,729 ) ..................................
5,903,790,005
Principal
Amount
*
U.S. Government and Agency Securities 0.0%
†
b
U.S. Treasury Notes , 0.625%, 8/15/30 .................... United States 211,000 183,269
Total U.S. Government and Agency Securities (Cost $ 183,269 ) ..................
183,269
Total Long Term Investments (Cost $ 3,744,992,998 ) ...........................
5,903,973,274
a
Short Term Investments 0.8%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.2%
c
U.S. Treasury Bills ,
3.47%, 4/23/26 ................................... United States 4,300,000 4,290,475
d
3.58%, 7/16/26 ................................... United States 9,400,000 9,300,957
13,591,432
Total U.S. Government and Agency Securities (Cost $ 13,593,097 ) ...............
13,591,432

Putnam Sustainable Leaders Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At March 31, 2026 , the Fund had the following forward exchange contracts outstanding.
Short Term Investments
(continued)
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 0.6%
e,f
Putnam Short Term Investment Fund , Class P , 3.821% ....... United States 32,830,465 $ 32,830,465
Total Management Investment Companies (Cost $ 32,830,465 ) ..................
32,830,465
Total Short Term Investments (Cost $ 46,423,562 ) ..............................
46,421,897
a
Total Investments (Cost $ 3,791,416,560 ) 99.8% ................................
$5,950,395,171
Other Assets, less Liabilities 0.2% ...........................................
13,401,335
Net Assets 100.0% .........................................................
$5,963,796,506
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts.
c
The rate shown represents the yield at period end.
d
A portion or all of the security has been segregated as collateral for certain derivative contracts. At March 31, 2026, the value of this security pledged amounted to $678,772, representing less than 0.1% of net assets.
e
See Note 3 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Canadian Dollar .... BOFA Buy 9,501,900 6,930,372 4/15/26 $ — $ (95,939)
Canadian Dollar .... CITI Buy 119,472,600 86,559,887 4/15/26 3,693 (630,510)
Canadian Dollar .... HSBK Buy 742,200 537,073 4/15/26 — (3,231)
Canadian Dollar .... JPHQ Sell 47,711,000 34,485,787 4/15/26 168,691 —
Canadian Dollar .... MSCO Sell 23,355,200 16,908,402 4/15/26 109,705 —
Canadian Dollar .... SSBT Sell 30,937,600 22,386,382 4/15/26 133,892 —
Canadian Dollar .... TDOM Sell 18,920,200 13,690,052 4/15/26 81,318 —
Canadian Dollar .... WPAC Sell 17,695,100 12,790,514 4/15/26 62,957 —
British Pound ...... BOFA Sell 50,678,700 67,087,196 6/17/26 24,366 —
British Pound ...... BZWS Sell 12,241,400 16,204,370 6/17/26 5,396 —
British Pound ...... CITI Sell 16,934,400 22,416,990 6/17/26 7,797 —
British Pound ...... GSCO Buy 31,524,000 41,729,265 6/17/26 — (13,738)
British Pound ...... HSBK Sell 12,889,300 17,142,705 6/17/26 86,369 —
British Pound ...... MSCO Buy 14,712,400 19,587,254 6/17/26 — (118,421)
British Pound ...... SSBT Sell 78,995,700 105,066,572 6/17/26 532,020 —
British Pound ...... TDOM Buy 27,043,400 35,968,533 6/17/26 — (182,159)
British Pound ...... UBSW Buy 283,800 377,461 6/17/26 — (1,910)
British Pound ...... WPAC Sell 11,146,100 14,754,839 6/17/26 5,270 —
Danish Krone ...... BOFA Sell 134,718,600 20,743,491 6/17/26 — (183,484)
Danish Krone ...... CITI Buy 453,610,300 69,851,753 6/17/26 611,354 —
Danish Krone ...... HSBK Sell 205,218,900 31,707,505 6/17/26 — (170,874)
Danish Krone ...... MSCO Sell 51,912,200 8,038,321 6/17/26 — (25,638)
Danish Krone ...... SSBT Sell 110,534,900 17,078,652 6/17/26 — (91,664)
Euro ............. BOFA Buy 12,439,900 14,299,168 6/17/26 130,077 —
Euro ............. BZWS Sell 10,023,500 11,521,612 6/17/26 — (104,810)

Putnam Sustainable Leaders Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 10 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. CITI Buy 14,463,700 16,625,518 6/17/26 $ 151,165 $ —
Euro ............. GSCO Sell 59,836,300 69,057,130 6/17/26 56,099 (404,079)
Euro ............. HSBK Buy 6,615,800 7,630,743 6/17/26 43,032 —
Euro ............. JPHQ Sell 35,905,900 41,528,010 6/17/26 — (119,835)
Euro ............. MSCO Sell 3,051,400 3,527,128 6/17/26 — (12,241)
Euro ............. SSBT Sell 12,690,400 14,637,704 6/17/26 — (82,100)
Euro ............. TDOM Sell 21,403,300 24,688,814 6/17/26 — (137,227)
Euro ............. UBSW Sell 21,262,100 24,524,238 6/17/26 — (138,022)
Euro ............. WPAC Sell 26,851,900 30,864,970 6/17/26 — (280,991)
Swiss Franc ....... SSBT Sell 29,239,800 37,436,624 6/17/26 559,667 —
Swiss Franc ....... WPAC Sell 12,412,400 15,873,040 6/17/26 218,640 —
Total Forward Exchange Contracts ................................................... $2,991,508 $(2,796,873)
Net unrealized appreciation (depreciation) ............................................ $194,635
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Sustainable Leaders Fund

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Putnam Sustainable Leaders Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Putnam Sustainable Leaders Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At March 31, 2026, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended March 31,
2026, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Sustainable Leaders Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.821% ...... $165,159,563 $758,823,625 $(891,152,723) $— $— $32,830,465 32,830,465 $2,301,436
Total Affiliated Securities ... $165,159,563 $758,823,625 $(891,152,723) $— $— $32,830,465 $2,301,436
2. Financial Instrument Valuation
(continued)

Putnam Sustainable Leaders Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A summary of inputs used as of March 31, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Sustainable Leaders Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ 32,477,960 $ — $ — $ 32,477,960
Automobiles .......................... 101,480,315 — — 101,480,315
Banks ............................... 235,195,400 — — 235,195,400
Beverages ........................... 92,890,449 — — 92,890,449
Biotechnology ......................... 105,982,877 — — 105,982,877
Broadline Retail ....................... 308,976,876 — — 308,976,876
Building Products ...................... 157,774,233 — — 157,774,233
Capital Markets ........................ 108,926,802 — — 108,926,802
Chemicals ........................... 96,673,200 — — 96,673,200
Commercial Services & Supplies ........... 27,311,794 — — 27,311,794
Construction Materials .................. 54,000,144 — — 54,000,144
Consumer Finance ..................... 73,227,402 — — 73,227,402
Consumer Staples Distribution & Retail ...... 157,391,590 — — 157,391,590
Electric Utilities ........................ 185,180,991 — — 185,180,991
Energy Equipment & Services ............. 76,355,235 — — 76,355,235
Entertainment ......................... 173,772,865 — — 173,772,865
Financial Services ...................... 227,597,470 — — 227,597,470
Food Products ........................ — 57,472,807 — 57,472,807
Health Care Equipment & Supplies ......... 97,615,145 — — 97,615,145
Hotels, Restaurants & Leisure ............. 39,705,550 — — 39,705,550
Household Durables .................... 63,738,690 — — 63,738,690
Industrial Conglomerates ................ 44,640,925 — — 44,640,925
Industrial REITs ....................... 56,559,822 — — 56,559,822
Insurance ............................ 48,436,367 — — 48,436,367
Interactive Media & Services .............. 529,965,670 — — 529,965,670
Life Sciences Tools & Services ............ 118,039,260 — — 118,039,260
Machinery ............................ 158,227,868 — — 158,227,868
Office REITs .......................... 33,174,480 — — 33,174,480
Oil, Gas & Consumable Fuels ............. 96,395,748 — — 96,395,748
Personal Care Products ................. — 76,491,537 — 76,491,537
Pharmaceuticals ....................... 142,472,373 59,262,111 — 201,734,484
Semiconductors & Semiconductor Equipment . 966,864,255 — — 966,864,255
Software ............................. 411,918,129 — — 411,918,129
Specialty Retail ........................ 81,433,164 — — 81,433,164
Technology Hardware, Storage & Peripherals . 503,754,877 — — 503,754,877
Textiles, Apparel & Luxury Goods .......... 42,984,270 — — 42,984,270
Trading Companies & Distributors .......... 59,421,354 — — 59,421,354
U.S. Government and Agency Securities ....... — 183,269 — 183,269
Short Term Investments ................... 32,830,465 13,591,432 — 46,421,897
Total Investments in Securities ........... $5,743,394,015 $207,001,156
b
$— $5,950,395,171
Other Financial Instruments:
Forward Exchange Contracts ............... $— $2,991,508 $— $2,991,508
Total Other Financial Instruments ......... $— $2,991,508 $— $2,991,508
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 2,796,873 $ — $ 2,796,873
Total Other Financial Instruments ......... $— $2,796,873 $— $2,796,873
4. Fair Value Measurements
(continued)

Putnam Sustainable Leaders Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $193,226,455, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Selected Portfolio
ADR
American Depositary Receipt
REIT
Real Estate Investment Trust
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.